Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional and Fair Value of Derivative Instruments
The notional and fair values of our derivative instruments, including derivative instruments embedded in fixed index annuity contracts, presented in the Consolidated Balance Sheets are as follows:

	December 31, 2022		December 31, 2021
	Notional	Fair Value	Notional	Fair Value
	(Dollars in thousands)
Derivatives designated as hedging instruments
Assets
Derivative instruments
Interest rate swaps	$408,369	$32,769	$—	$—

Derivatives not designated as hedging instruments
Assets
Derivative instruments
Call options	$38,927,534	$397,789	$40,091,353	$1,276,574
Warrants	2,020	1,169	2,020	906
	$38,929,554	$398,958	$40,093,373	$1,277,480
Liabilities
Policy benefit reserves - annuity products
Fixed index annuities - embedded derivatives, net		$4,820,845		$7,964,961
Funds withheld for reinsurance liabilities
Reinsurance related embedded derivative		(441,864)		(2,362)
		$4,378,981		$7,962,599

Schedule of Fair Value Hedging Instruments
The following represents the amortized cost and cumulative fair value hedging adjustments included in the hedged assets:

Line Item in the Consolidated Balance Sheets in Which Hedged Item is Included	Amortized Cost of Hedged Item		Cumulative Amount of Fair Value Basis Adjustment Gain (Loss)
	December 31, 2022	December 31, 2021	December 31, 2022	December 31, 2021
	(Dollars in thousands)
Fixed maturities, available for sale:
Current hedging relationships	$389,060	$—	$(39,128)	$—
Discontinued hedging relationships	1,594,736	—	(94,681)	—
The following represents a summary of the gains (losses) related to the derivatives and hedged items that qualify for fair value hedge accounting:

	Derivative	Hedged Item	Net	Amount Excluded: Recognized in Income Immediately
(Dollars in thousands)
For the year ended December 31, 2022
Interest rate swaps	$215,587	$(249,168)	$(33,581)	$13,957

For the year ended December 31, 2021
Interest rate swaps	$—	$—	$—	$—

For the year ended December 31, 2020
Interest rate swaps	$—	$—	$—	$—

Change in Fair Value of Derivatives Not Designated as Hedging
The changes in fair value of derivatives not designated as hedging instruments included in the Consolidated Statements of Operations are as follows:

	Year Ended December 31,
	2022	2021	2020
	(Dollars in thousands)
Change in fair value of derivatives:
Call options	$(1,118,768)	$1,347,925	$34,604
Warrants	264	810	—
Interest rate swaps	13,957	—	—
Interest rate caps	—	—	62
	$(1,104,547)	$1,348,735	$34,666
Change in fair value of embedded derivatives:
Fixed index annuities - embedded derivatives	$(1,913,096)	$(355,940)	$(1,286,787)
Reinsurance related embedded derivative	(439,502)	(2,362)	—
	$(2,352,598)	$(358,302)	$(1,286,787)

Schedule of Call Options and Interest Rate Swaps by Counterparty
The notional amount and fair value of our call options and interest rate swaps by counterparty and each counterparty's current credit rating are as follows:

			December 31,
			2022		2021
Counterparty	Credit Rating (S&P)	Credit Rating (Moody's)	Notional Amount	Fair Value	Notional Amount	Fair Value
			(Dollars in thousands)
Bank of America	A+	Aa2	$3,574,125	$26,080	$3,556,256	$99,229
Barclays	A	A1	3,686,896	39,657	4,213,658	157,865
Canadian Imperial Bank of Commerce	A+	Aa2	2,707,734	34,218	3,956,329	141,540
Citibank, N.A.	A+	Aa3	3,748,162	29,873	3,190,833	115,860
Credit Suisse	A-	A3	2,086,470	20,691	3,716,868	113,295
J.P. Morgan	A+	Aa2	6,501,103	69,006	4,482,832	105,899
Morgan Stanley	A+	Aa3	2,957,389	38,470	2,223,743	47,950
Royal Bank of Canada	AA-	A2	4,378,132	58,026	3,567,972	100,472
Societe Generale	A	A1	2,099,081	17,157	2,548,072	86,494
Truist	A	A2	1,960,787	32,885	2,547,808	94,924
Wells Fargo	A+	Aa2	5,436,824	61,840	5,820,381	206,403
Exchange traded			199,200	2,655	266,601	6,643
			$39,335,903	$430,558	$40,091,353	$1,276,574